Financial investments (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial investments	R$ 4,172,591	R$ 2,426,752
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Financial investments	329,380	322,240
Banco Bradesco S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	657,631	643,445
Banco B T G Pactual S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	459,170	449,241
Banco Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	R$ 2,726,410	R$ 1,011,826